Fair Value Measurements - Included in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Gains (losses) on derivative and hedging activities, net	$ 37	$ (298)	$ (732)
Interest expense	120	224	169
Total	$ 157	$ (74)	$ (563)